ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 22, 2019	Jan. 04, 2019	Dec. 31, 2018	Nov. 05, 2018	Oct. 16, 2018	Oct. 01, 2018	Sep. 07, 2018	Jun. 01, 2018
Consideration transferred
Non-controlling interest, Exchange LP units, equity	$ 21			$ 71
Fair value of assets and liabilities acquired
Goodwill	4,005			3,859
Indian Natural Gas Operation [Member]
Consideration transferred
Cash		$ 443
Total consideration		443
Fair value of assets and liabilities acquired
Accounts receivable and other		94
Property, plant and equipment		2,134
Intangible assets		295
Accounts payable and other		(66)
Net assets acquired before non-controlling interest		2,457
Non-controlling interest		(2,014)
Net assets acquired		$ 443
Australian Data Center Operation [Member]
Consideration transferred
Cash			$ 78
Total consideration			78
Fair value of assets and liabilities acquired
Accounts receivable and other			2
Accounts payable and other			(9)
Investment Properties Recognised as of Acquisition Date			211
Goodwill			68
Net assets acquired before non-controlling interest			272
Non-controlling interest			(194)
Net assets acquired			$ 78
Aggregated individually immaterial business combinations
Consideration transferred
Cash	14
Business combinations, pre-existing interest, equity	17
Total consideration	31
Fair value of assets and liabilities acquired
Accounts receivable and other	3
Intangible assets	225
Accounts payable and other	(22)
Goodwill	15
Cash and cash equivalents	5
Non-recourse borrowings	(105)
Deferred income tax and other liabilities	(20)
Net assets acquired before non-controlling interest	101
Non-controlling interest	(70)
Net assets acquired	$ 31
U.S. Data Center Operation [Member]
Consideration transferred
Cash				315
Total consideration				315
Fair value of assets and liabilities acquired
Accounts receivable and other				3
Property, plant and equipment				440
Intangible assets				221
Accounts payable and other				(24)
Goodwill				463
Net assets acquired before non-controlling interest				1,103
Non-controlling interest				(788)
Net assets acquired				$ 315
Rayalseema Expressway Limited [Domain]
Consideration transferred
Cash					$ 3
Contingent consideration, acquisition-date fair value					2
Total consideration					5
Fair value of assets and liabilities acquired
Accounts receivable and other					3
Intangible assets					226
Accounts payable and other					(60)
Non-recourse borrowings					(151)
Net assets acquired before non-controlling interest					18
Non-controlling interest					(13)
Net assets acquired					$ 5
North American Residential Energy Infrastructure Operation [Member]
Consideration transferred
Cash						$ 491
Non-controlling interest, Exchange LP units, equity						232
Total consideration						723
Fair value of assets and liabilities acquired
Accounts receivable and other						187
Property, plant and equipment						669
Intangible assets						1,863
Accounts payable and other						(235)
Goodwill						1,260
Cash and cash equivalents						24
Non-recourse borrowings						(877)
Deferred income tax and other liabilities						(472)
Inventory recognised as of acquisition date						23
Net assets acquired before non-controlling interest						2,442
Non-controlling interest						(1,719)
Net assets acquired						$ 723
Western Canadian Natural Gas Gathering and Processing Operation [Member]
Consideration transferred
Cash							$ 559
Total consideration							559
Fair value of assets and liabilities acquired
Accounts receivable and other							55
Property, plant and equipment							1,442
Intangible assets							157
Accounts payable and other							(46)
Goodwill							524
Cash and cash equivalents							10
Deferred income tax and other liabilities							(186)
Net assets acquired before non-controlling interest							1,956
Non-controlling interest							(1,397)
Net assets acquired							$ 559
Simhapuri Expressway Limited [Domain]
Consideration transferred
Cash								$ 53
Total consideration								53
Fair value of assets and liabilities acquired
Accounts receivable and other								33
Intangible assets								488
Accounts payable and other								(61)
Goodwill								23
Cash and cash equivalents								1
Non-recourse borrowings								(279)
Deferred income tax and other liabilities								(23)
Net assets acquired before non-controlling interest								182
Non-controlling interest								(129)
Net assets acquired								$ 53
Colombian Gas Distribution Operation [Member]
Consideration transferred
Cash									$ 118
Business combinations, pre-existing interest, equity									32
Total consideration									150
Fair value of assets and liabilities acquired
Accounts receivable and other									245
Property, plant and equipment									394
Intangible assets									253
Accounts payable and other									(165)
Goodwill									621
Cash and cash equivalents									36
Non-recourse borrowings									(177)
Deferred income tax and other liabilities									(143)
Net assets acquired before non-controlling interest									1,064
Non-controlling interest									(914)
Net assets acquired									$ 150